UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2017

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 3.1%
State Street Bank & Trust Co., 0.80%, 9/16/16 (a)	$12,500	$12,500,000
Wells Fargo Bank N.A.:
0.88%, 10/13/16 (a)	4,000	4,000,000
1.06%, 2/01/17	10,000	10,000,000

		26,500,000
Yankee — 24.1% (b)
Bank of Montreal, Chicago, 0.40%, 7/05/16	20,000	20,000,000
Bank of Nova Scotia, Houston, 0.87%, 1/03/17 (a)	5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.71%, 8/04/16	26,000	26,000,000
Canadian Imperial Bank of Commerce, New York, 0.78%, 9/19/16 (a)	10,000	10,002,652
Credit Industriel Et Commercial, New York:
0.65%, 8/01/16	14,000	14,000,000
0.60%, 8/12/16	8,000	8,000,000
DZ Bank AG Deutsche Zentral Genossen schaftsbank, New York, 0.56%, 7/01/16	25,000	25,000,000
Mizuho Bank Ltd., New York, 0.69%, 8/18/16 (a)	20,000	20,000,000
Rabobank Nederland N.V., New York, 0.80%, 8/11/16 (a)	10,000	10,000,000
Royal Bank of Canada, New York:
0.80%, 7/08/16 (a)	14,000	14,000,000
0.88%, 10/14/16 (a)	5,000	5,000,000
Sumitomo Mitsui Banking Corp. New York, 0.70%, 7/08/16	15,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd., New York, 0.40%, 7/07/16	10,000	10,000,000
UBS A.G., Stamford:
0.83%, 7/11/16 (a)	10,000	10,000,000
0.87%, 11/03/16 (a)	7,000	7,000,000
Westpac Banking Corp. New York, 0.99%, 2/06/17 (a)	5,000	5,000,000

		204,002,652
Total Certificates of Deposit — 27.2%		230,502,652

Commercial Paper	Par (000)	Value
Antalis SA, 0.68%, 8/04/16 (c)	15,000	14,990,367
Bank Nederlandse Gemeenten, 0.63%, 8/31/16 (c)	7,000	6,992,527
Bank of Nova Scotia, 0.65%, 9/26/16 (c)	15,000	14,976,437
Cancara Asset Securitisation LLC, 0.60%, 7/05/16 (c)	3,000	2,999,800
Chariot Funding LLC:
0.85%, 7/07/16 (c)	10,425	10,423,523
0.85%, 7/11/16 (c)	10,000	9,997,639

Commercial Paper	Par (000)	Value
Collateralized Commercial Paper II Co., 0.85%, 7/08/16 (c)	$15,000	$14,997,521
Commonwealth Bank of Australia, 0.71%, 7/05/16 (a)	8,000	8,000,000
Gotham Funding Corp., 0.52%, 7/25/16 (c)	11,730	11,725,934
Jupiter Securitization Company LLC:
0.85%, 7/05/16 (c)	10,000	9,999,056
0.95%, 10/28/16 (c)	10,000	9,968,597
MetLife Short Term Funding LLC, 0.52%, 8/26/16 (c)	14,770	14,758,053
National Australia Bank Ltd., New York:
0.95%, 11/01/16 (c)	8,000	7,974,033
0.95%, 11/02/16 (c)	5,000	4,983,639
Nederlandse Waterschapsbank, 0.60%, 9/14/16 (c)	10,600	10,586,750
Old Line Funding LLC, 0.81%, 8/18/16 (c)	15,000	14,983,800
Regency Markets No. 1 LLC, 0.45%, 7/07/16 (c)	30,000	29,997,750
Starbird Funding Corp.:
0.62%, 7/01/16 (c)	10,000	10,000,000
0.62%, 8/02/16 (c)	7,000	6,996,142
Sumitomo Mitsui Trust Bank Ltd., 0.71%, 8/10/16 (c)	23,000	22,981,855
Thunder Bay Funding LLC, 0.84%, 7/18/16 (c)	14,000	13,994,447
Toyota Motor Credit Corp., 0.65%, 8/30/16 (c)	10,000	9,989,167
Total Commercial Paper — 31.0%		262,317,037

Municipal Bonds (d)
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.59%, 7/07/16	3,200	3,200,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.51%, 7/07/16 (e)(f)	6,000	6,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.53%, 7/07/16	14,800	14,800,000
Southcentral Pennsylvania General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.48%, 7/07/16	9,635	9,635,000
Tennessee Montgomery County IDRB (Hancock Tire Manufacturing Project) Series 2015A VRDN (Kookmin Bank LOC), 0.60%, 7/07/16	10,000	10,000,000

Portfolio Abbreviations
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds	LOC	Letter of Credit	SBPA	Stand-by Bond Purchase Agreement
COP	Certificates of Participation			RB	Revenue Bonds	VRDN	Variable Rate Demand Notes

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio

Municipal Bonds (d)	Par (000)	Value
Tennessee Montgomery County IDRB (Hancock Tire Manufacturing Project) Series 2016A VRDN (Kookmin Bank LOC), 0.60%, 7/07/16	$16,650	$16,650,000
Weaton Illiniois College Series 2005A VRDN (BMO Harris Bank N.A. SBPA), 0.45%, 7/07/16	17,000	17,000,000
Total Municipal Bonds — 9.1%		77,285,000

Time Deposits
Barclays Bank PLC, 0.44%, 7/01/16	40,000	40,000,000
Credit Agricole Corporate, 0.31%, 7/01/16	37,071	37,071,000
Total Time Deposits — 9.1%		77,071,000

U.S. Treasury Obligations — 1.9%
U.S. Treasury Notes, 0.31%, 10/31/16 (a)	16,195	16,195,004

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.63%, 7/01/16 (a) (Purchased on 6/30/16 to be repurchased at $15,261,267, collateralized by corporate/debt obligation, 5.00% due at 12/31/50, original par and fair value of $22,015,000 and $18,316,311, respectively)	15,261	15,261,000
Credit Suisse Securities (USA) LLC, 0.92%, 8/04/16 (d) (Purchased on 6/30/16 to be repurchased at $4,003,578, collateralized by corporate/debt obligation, 5.00% due at 12/31/50, original par and fair value of $5,770,000 and $4,800,596, respectively)	4,000	4,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $23,116,907)		19,261,000
Mizuho Securities USA, Inc., 0.53%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $140,002,061, collateralized by various U.S. government sponsored agency obligations, 0.43% to 7.15% due from 10/20/32 to 12/31/50, aggregate original par and fair value of $3,250,578,760 and $152,229,983, respectively)	140,000	140,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.48%, 8/04/16 (d) (Purchased on 6/30/16 to be repurchased at $15,021,583, collateralized by various corporate/debt obligations, 1.00% to 6.50% due from 9/25/37 to 4/25/39, aggregate original par and fair value of $193,935,370 and $17,522,380, respectively)	$15,000	$15,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $169,752,363)		155,000,000
Wells Fargo Securities, LLC, 0.86%, 7/05/16 (Purchased on 4/04/16 to be repurchased at $8,017,582, collateralized by various corporate/debt obligations, 2.25% to 7.75% due from 7/29/16 to 1/23/45, aggregate original par and fair value of $7,586,000 and $8,400,529, respectively)	8,000	8,000,000
Wells Fargo Securities, LLC, 0.79%, 8/01/16 (Purchased on 5/02/16 to be repurchased at $8,015,976, collateralized by various corporate/debt obligations, 4.63% to 6.88% due from 3/15/20 to 3/15/45, aggregate original par and fair value of $7,093,000 and $8,400,080, respectively)	8,000	8,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $16,800,609)		16,000,000
Total Repurchase Agreements — 22.5%		190,261,000
Total Investments (Cost — $853,631,693*) — 100.8%		$853,631,693
Liabilities in Excess of Other Assets — (0.8)%		(6,510,718)

Net Assets — 100.0%		$847,120,975

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$853,631,693	—	$853,631,693

[1]	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations — 1.7%	Par (000)	Value
U.S. Treasury Bills, 0.46%, 8/25/16 (a)	$600	$599,583

Repurchase Agreements
BNP Paribas Securities Corp., 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $4,000,044, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 6/22/17 to 5/31/21, aggregate original par and fair value of $4,098,100 and $4,080,059, respectively)	4,000	4,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $4,080,059)		4,000,000
J.P. Morgan Securities LLC, 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $6,000,067, collateralized by U.S. Treasury Note, 1.88% due at 5/31/22, original par and fair value of $5,875,000 and $6,120,315, respectively)	6,000	6,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $6,120,315)		6,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $6,000,070, collateralized by U.S. Treasury Inflation Index Note, 0.13% due at 4/15/17, original par and fair value of $5,773,600 and $6,120,067, respectively)	6,000	6,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $6,120,067)		6,000,000
Morgan Stanley & Co. LLC, 0.27%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $6,000,045, collateralized by various U.S. Treasury obligations, 2.88% to 6.25% due from 5/15/30 to 5/15/43, aggregate original par and fair value of $5,403,700 and $6,120,003, respectively)	6,000	6,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $6,120,003)		6,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $6,000,063, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 7/31/22 to 11/15/26, aggregate original par and fair value of $6,055,548 and $6,120,047, respectively)	$6,000	$6,000,000
Total Value of RBC Capital Markets LLC (collateral value of $6,120,047)		6,000,000
TD Securities, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $6,000,070, collateralized by various U.S. Treasury obligations, 1.38% to 2.13% due from 1/31/21 to 5/15/25, aggregate original par and fair value of $5,977,800 and $6,120,027, respectively)	6,000	6,000,000
Total Value of TD Securities, Inc. (collateral value of $6,120,027)		6,000,000
Total Repurchase Agreements — 97.9%		34,000,000
Total Investments (Cost — $34,599,583*) — 99.6%		34,599,583
Other Assets Less Liabilities — 0.4%		126,189

Net Assets — 100.0%		$34,725,772

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates at the time of purchase.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$34,599,583	—	$34,599,583

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $197,516 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

2	BLACKROCK FUNDS	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	August 24, 2016